STOCKHOLDERS' EQUITY (Details)									12 Months Ended
	Sep. 08, 2025 USD ($) shares	May 06, 2025 USD ($) shares	Apr. 15, 2025 USD ($) shares	Jan. 31, 2025	Nov. 27, 2023 USD ($) $ / shares shares	Jul. 26, 2023 USD ($) shares	Mar. 15, 2023 USD ($) shares	Apr. 05, 2021 shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 29, 2015
Reverse stock split				seven (7) for one (1)
Number of employees								200,000
Stock-based compensation (in Dollars) | $	$ 558,000
Issuance shares					450,698
Shares prior to split					3,154,885
Shares issued, price per share (in Dollars per share) | $ / shares					$ 0
Proceeds from stock issuances (in Dollars) | $					$ 5,000,000				$ 0	$ 5,000,000	$ 0
Issued shares		500,000	400,000
Fair value of shares issued (in Dollars) | $		$ 530,000
Shares pursuant to a business development agreement	300,000
Statutory surplus reserve (in Dollars) | $									3,176,556
Retained earnings, appropriated (in Dollars) | $									$ 7,470,323	$ 7,470,323
Minimum [Member]
Statutory surplus reserves percentage									10.00%
Maximum [Member]
Statutory surplus reserves percentage									50.00%
Wenzhou Weijia [Member]
Noncontrolling interest, ownership percentage by parent									99.00%			99.00%
HUANG Jian Cong [Member]
Ownership interest held by non-controlling interest									1.00%	1.00%
ZK Uganda [Member]
Noncontrolling interest, ownership percentage by parent									20.00%
Third Party Individual [Member]
Ownership interest									49.00%
Suona [Member]
Ownership interest held by non-controlling interest									1.00%
Equity Incentive Plan 2021 [Member]
Stock-based compensation (in Dollars) | $			$ 358,360			$ 654,583	$ 1,185,150
Equity Incentive Plan 2021 [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-based compensation						145,657	225,743	35,714
Shares issued, shares prior to split						1,019,600	1,580,200
Number of employees						12	12	250,000
Number of shares authorized to be granted to employees						60,000	60,000	50,000
Shares prior to split, shares authorized to be granted to employees						4,200,000	4,200,000